Goodwill - Impairment Analysis (Details)	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Discount Rate (%)	30.00%	30.00%
Terminal Value Multiple	120.00%	200.00%
Revenue Growth Rate (%)	23.00%	25.00%
Discount Rate (%)
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant		37.00%
Terminal Value Multiple
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant		150.00%
Revenue Growth Rate (%)
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant		19.00%